Shareholders' Equity (Details) - Schedule of Illustrates the Movement on the Treasury Shares - Treasury Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity, Class of Treasury Stock [Line Items]
Number of shares, beginning balance	1,668
Par value, beginning balance	$ 14
Number of shares, purchases	3,421,238	310,542
Par value, purchases	$ 31,090	$ 2,394
Number of shares, cancellation	(3,419,106)	(308,874)
Par value, cancellation	$ (31,055)	$ (2,380)
Number of shares, ending balance	3,800	1,668
Par value, ending balance	$ 49	$ 14